Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of company's share capital
	As of December 31, 2017		As of December 31, 2016
	Number of shares thousand
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	5,000,000	224,443	5,000,000	153,237
Class A preferred shares, no par value	2,000	-	2,000	-
Class B preferred shares, no par value	2,000	-	2,000	-
Class C preferred shares, no par value	2,000	-	2,000	-
Class D preferred shares, no par value	2,000	-	2,000	-
Class E preferred shares, no par value	2,000	-	2,000	-

Schedule of changes in share capital during the year
	For the year ended December 31
	2017	2016	2015
	Number of shares thousand

Issued as at January 1	153,237	77,756	5,972
Issuance of ADSs	48,635	47,576	63,178
Issuance of shares	*11,293	-	6,388
Share issuance deriving from a strategic cooperation agreement	-	3,010	597
Share issuance due to meeting of milestone	-	-	1,379
Share based payments	11,278	669	-
Exercise of warrants	-	24,226	242

Issued as at December 31	224,443	153,237	77,756

(*)	See Note 4.

Summarizes information relating to subsidiary that has material non-controlling interests
December 31, 2017 in USD thousand	TyrNovo Ltd.

Non-controlling interests percentage	35.28%
Non-current assets	3
Current assets	158
Current liabilities	(2,676)
Net assets	(2,515)
Net assets attributable to non-controlling interests	(887)
Loss	2,088
Loss allocated to non-controlling interests	736